SUPPLEMENTAL CASH FLOW INFORMATION - Summary of noncash investing and financing activities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Supplemental Cash Flow Information [Abstract]
Shares issued to Support.com shareholders upon Merger			$ 93,885
Stock issued to purchase miners		$ 991	991
Contribution of Preferred Units, Senior Priority Units, and Notes Payable to Related Party for Greenidge Class B common stock			72,891
Issuance of shares for investor fee associated with successful completion of Merger			17,826
Issuance of warrants to advisor in connection with completion of Merger	$ 8,779		$ 8,779